Share Capital and Contributed Surplus	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Share Capital and Contributed Surplus

13.	Share Capital and Contributed Surplus

The authorized capital stock of the Company is an unlimited number of common shares and an unlimited number of preferred shares issuable in series.

The Company has no preferred shares outstanding.

Capital transactions are as follows:

During the year ended February 29, 2024

(a)	On March 1, 2023, the Company issued 184,480 common shares, on the exercise of warrants and $68,257 was reclassified from shares to be issued to capital stock. On March 9, 2023, the Company issued 53,760 common shares at $0.25 per share, on the exercise of brokers’ warrants, for total proceeds of $13,440. The fair value of warrants on the grant date was computed as $7,215 and was reclassified upon exercise from contributed surplus to capital stock.

(b)	On March 10, 2023, the Company issued 27,173 common shares with a fair value of $22,825 for the purchase of 13 mineral claims in the Begin-Lamarche area (see note 11(b)).

(c)	On April 24, 2023, the Company issued 1,205,217 units at $0.70 per unit for gross proceeds of $843,652. Each unit consisted of one share and one half of one common share purchase warrant. Each whole warrant is exercisable for one additional share at a price of $1.25 until April 24, 2026. The value of share capital of $614,660 was determined using the fair market value of the shares on the date of issuance and the residual proceeds of $228,992 were allocated to warrants. The Company paid $22,760 as brokers’ fees and issued 12,514 warrants as brokers’ warrants with an exercise price of $1.25 per share which expire on April 24, 2026. The fair value of the broker warrants was computed as $2,900 using the Black Scholes pricing model and recorded as share issuance costs.

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(d)	On April 24, 2023, the Company issued 1,869,375 FT units at $0.80 per unit for gross proceeds of $1,495,500. Each FT unit consists of one flow-through common share and one half of one common share purchase warrant. Each whole warrant is exercisable for one additional non-flow through share at a price of $1.25 until April 24, 2026. The value of share capital of $1,140,320 (before deduction of $186,938 flow-through premium) was determined using the fair market value of the shares on the date of issuance and the residual proceeds of $355,180 were allocated to warrants. The Company paid $60,384 as brokers’ fees and issued 57,980 warrants as brokers’ warrants with an exercise price of $1.25 per share which expire on April 24, 2026. The fair value of the warrants was computed as $13,438 using Black Scholes pricing model and recorded to share issuance costs.

(e)	On April 30, 2023, the Company issued 42,857 shares as finder’s fees for the above private placements with a fair value of $21,857. Additionally, the Company incurred legal fees of $36,218 with respect to the above private placements.

(f)	On May 17, 2023, the Company issued 7,143 common shares at $0.50 per share for gross proceeds of $3,572, on the exercise of warrants. The fair value of warrants on the grant date was computed as $nil, accordingly no amount was reclassified upon exercise from contributed surplus to capital stock.

(g)	On May 30, 2023, the Company issued 4,480 common shares at $0.25 per share, on the exercise of brokers’ warrants, for total proceeds of $1,120. The fair value of warrants on the grant date was computed as $600 and was reclassified upon exercise from contributed surplus to capital stock.

(h)	On June 28, 2023, the Company settled $60,000 owed for services through the issuance of 179,104 common shares at $0.335 per share.

(i)	On September 1, 2023, the Company settled $193,200 owed to its directors and officers through the issuance of 508,421 common shares at $0.38 per share. The Company also settled $296,676 owed for services through the issuance of 780,726 common shares at $0.38 per share.

(j)	On November 30, 2023, the Company issued 450,001 common shares upon the exercise of RSUs for services received from its officers and directors. The Company also issued 143,827 common shares due to the exercise of RSUs for services received from consultants. The fair value of the RSUs on the grant date was computed as $216,315 and was reclassified upon exercise from contributed surplus to capital stock.

(k)	On December 22, 2023, the Company issued 1,970,000 flow-through shares at $0.50 per share for gross proceeds of $985,000. The value of share capital of $788,000 was determined using the fair market value of the shares on the date of issuance after deducting a flow-through premium of $197,000. The Company paid $47,280 and issued 157,600 warrants as broker’s fees. The warrants are exercisable at a price of $0.50 per common share of the Company until December 31, 2025. The fair value of the warrants was computed as $31,198 using Black Scholes pricing model and recorded to share issuance costs.

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(l)	On December 29, 2023, the Company issued 10,590,000 flow-through shares at $0.50 per share for gross proceeds of $5,295,000. The value of share capital of $4,236,000 was determined using the fair market value of the shares on the date of issuance after deducting a flow-through premium of $1,059,000. The Company paid $240,000, issued 369,840 common shares at $0.40 per share, and 1,021,800 warrants as broker’s fees. The warrants are exercisable at a price of $0.50 per common share of the Company until December 31, 2025. The value of broker’s shares issued of $147,936 was determined using the fair market value of the shares on the date of issuance and recorded to share issuance costs. The fair value of the warrants was computed as $198,819 using Black Scholes pricing model and recorded to share issuance costs.

(m)	On December 29, 2023, the Company issued 3,090,438 units at $0.40 per unit for gross proceeds of $1,236,175. Each unit consisted of one share and one half of one common share purchase warrant. Each whole warrant is exercisable for one common share at a price of $0.50 until December 31, 2025. The value of share capital of $1,236,175 was determined using the fair market value of the shares on the date of issuance and the residual proceeds of $nil were allocated to warrants. The Company paid $43,600 as brokers’ fees for the issuances. The Company incurred legal fees of $106,197.

(n)	On December 29, 2023, the Company settled $511,918 owed for services through the issuance of 1,279,796 common shares at $0.40 per share.

(o)	On January 5, 2024, the Company issued 84,616 common shares upon the exercise of RSUs for services received from a consultant. The fair value of the RSUs on the grant date was computed as $33,000 and was reclassified upon exercise from contributed surplus to capital stock.

(p)	On January 19, 2024, the Company issued 1,768,250 units at $0.40 per unit for gross proceeds of $707,300. Each unit consisted of one share and one half of one common share purchase warrant. Each whole warrant is exercisable for one common share at a price of $0.50 until December 31, 2025. The value of share capital of $671,935 was determined using the fair market value of the shares on the date of issuance and the residual proceeds of $35,365 were allocated to warrants. The Company paid $3,200 and issued 14,300 common share purchase warrants as brokers’ fees for the issuances. The fair value of the warrants was computed as $2,545 using Black Scholes pricing model and recorded to share issuance costs.

(q)	On February 28, 2024, the Company issued 450,001 common shares upon the exercise of RSUs for services received from its officers and directors. The Company also issued 158,545 common shares upon the exercise of RSUs for services received from consultants. The fair value of the RSUs on the grant date was computed as $225,333 and was reclassified upon exercise from contributed surplus to capital stock.

(r)	On February 28, 2024, the Company settled $75,000 owed for services through the issuance of 250,000 common shares at $0.30 per share.

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During the year ended February 28, 2023

(a)	On June 28, 2022, the Company issued 19,300,000 common shares at $0.02 per share for gross proceeds of $386,000. Legal fees of $11,655 were incurred by the Company relating to the issuance and were recorded as share issuance costs. Also, 700,000 shares at $0.02 per share for total value of $14,000 were issued as a finder’s fee for mineral properties on the same date.

(b)	On July 11, 2022, 500,000 options were exercised at $0.02 per share for gross proceeds of $10,000. The fair value of options on the grant date was computed as $3,927 and was reclassified upon exercise from contributed surplus to share capital.

(c)	The Company issued 6,050,000 common shares at $0.25 per share under purchase agreements for exploration assets with a fair value of $1,512,500. On September 12, 2022, the Company issued 28,000 common shares at $0.25 per share for mining claims in the Lac `a l’Orignal flagship area and 160,000 common shares at $0.25 per share for mining claims in the Bluesky area.

(d)	On August 23, 2022, the Company issued 7,035,000 shares at $0.25 per share for gross proceeds of $1,758,750. As a broker’s fee for the private placement, the Company paid $67,560, recorded as share issuance costs.

(e)	On August 31, 2022, the Company issued 1,594,000 shares at $0.25 per share for gross proceeds of $398,500. The Company paid $13,280 and issued 323,360 common share purchase warrants as brokers’ fees for the issuances, recorded as share issuance costs. The fair value of the warrants was determined based on the Black Scholes pricing model at $43,395.

(f)	On December 1, 2022, the Company issued 685,716 units at $0.35 per unit for gross proceeds of $240,001. On December 22, 2022, the Company issued 3,647,362 units at $0.35 per unit for gross proceeds of $1,276,577. Further on January 17, 2023, the Company issued 1,574,784 units at $0.35 per unit for gross proceeds of $551,174 and on February 15, 2023, the Company issued 3,023,142 units at $0.35 per unit for gross proceeds of $1,058,100. Each unit consisted of one share and one half of one common share purchase warrant. Each whole warrant is exercisable for one additional share at a price of $0.50 until December 31, 2025. The Company paid $57,544 as brokers’ fees and issued 182,697 warrants as brokers’ warrants. The fair value of the broker warrants was computed as $36,031 using the Black Scholes pricing model and recorded as share issuance costs. The Company has accrued $149,092 as legal fees related to the issuance of shares as at February 28, 2023.

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(g)	On December 1, 2022, the Company issued 600,000 flow-through units at $0.40 per unit for gross proceeds of $240,000. On December 22, 2022 the Company issued 1,472,000 flow-through units at $0.40 per unit for gross proceeds of $588,800. On December 30, 2022 the Company issued 1,250,000 flow-through units at $0.40 per unit for gross proceeds of $500,000. Each FT unit consists of one flow-through common share and one half of one common share purchase warrant. Each whole warrant is exercisable for one additional non-flow through share at a price of $0.50 until December 31, 2025. The value of share capital was determined using the fair market value of the shares on the date of issuance. The Company issued 99,400 warrants and paid $46,160 as brokers’ fees for the private placement. The fair value of the broker warrants was computed as $23,585 using Black Scholes pricing model and recorded to share issuance costs.

(h)	The Company issued 100,000 shares at $0.25 per share for services. The fair value of the shares was $35,000 and was determined using the fair market value of the shares on the date of issuance.

(i)	Subscriptions of $46,119 for 184,480 warrants were received as at February 28, 2023 and have been recorded as shares to be issued. The fair value of these warrants on the grant date was computed as $22,138 and was reclassified upon exercise from contributed surplus to shares to be issued. The shares were issued on March 9, 2023.

During the year ended February 28, 2022

The Company did not have any capital stock activity.

Omnibus Plan

On July 26, 2023, the Omnibus Equity Incentive Plan (the “Omnibus Plan”) was approved and adopted by the Board, which was implemented on August 25, 2023. The Omnibus Plan replaces the 2022 Plan and establishes an RSU and option plan providing the Company with the flexibility to grant diverse equity awards as part of its objective to attract, retain and motivate highly qualified directors, officers, employees, and consultants. It is a long-term incentive plan that permits the grant of options and RSUs (together, the “Awards”). The purpose of the plan is to promote share ownership of eligible individuals to align the interests of such individuals with the interest of the Company’s shareholders.

Under the Omnibus Plan, eligible persons may be allocated a number of Awards as the board deems appropriate, with vesting provisions also to be determined by the board. Upon vesting, eligible participants shall be entitled to receive cash or common shares from treasury  to satisfy all or any portion of a vested RSU award. The expiry date of options granted pursuant to the Omnibus Plan is set by the board and must not be later than ten years from the date of grant.

The Omnibus Plan is a “rolling” share-based compensation plan pursuant to which the aggregate number of common shares reserved for issue under the Omnibus Plan may not exceed twenty percent (20%) of the common shares issued and outstanding at the time of option or RSU grant.

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FIRST PHOSPHATE CORP.

Notes to the Financial Statements

February 29, 2024 and February 28, 2023

(Expressed in Canadian Dollars)

Restricted Share Units

On September 1, 2023, the officers and directors of the Company were granted 900,002 RSUs. The RSUs vest 50% on November 30, 2023 and 50% February 28, 2024. On the same date, several consultants were granted 118,422 RSUs. The RSUs vest 50% on November 30, 2023 and 50% February 28, 2024.

On October 5, 2023, a consultant was granted 338,462 RSUs. The RSUs vest 25% immediately and 25% vest 3, 6 and 9 months after October, 5 2023

On December 29, 2023, the officers and directors of the Company were granted 1,881,000 RSUs. The RSUs vest as follows: (i) 25% on May 31, 2024, (ii) 25% on August 31, 2024, (iii) 25% on November 30, 2024, and (iv) 25% on February 28, 2025. On the same date, a consultant was granted 73,000 RSUs. The RSUs vest 33.3% 3, 6 and 9 months after December, 1 2023. Another consultant was granted 250,000 RSUs. The RSUs vest as follows: (i) 30% on February 28, 2024, (ii) 35% on May 31, 2024, and (iii) 35% on August 31, 2024.

On January 19, 2024, a consultant was granted 360,000 RSUs. The RSUs vest as follows: (i) 25% on May 31, 2024, (ii) 25% on August 31, 2024, (iii) 25% on November 30, 2024, and (iv) 25% on February 28, 2025.

On February 19, 2024, a consultant was granted 120,000 RSUs. The RSUs vest as follows: (i) 25% on May 31, 2024, (ii) 25% on August 31, 2024, (iii) 25% on November 30, 2024, and (iv) 25% on February 28, 2025.

On February 28, 2024, a consultant was granted 320,400 RSUs. The RSUs vest as follows: (i) 25% on May 31, 2024, (ii) 25% on August 31, 2024, (iii) 25% on November 30, 2024, and (iv) 25% on February 28, 2025.

The following details the changes in outstanding RSUs for the year ended February 29, 2024:

Number of RSUs
Outstanding, February 28, 2022 and 2023	—
Granted during the year	4,361,286
Vested and exercised during the year	(1,286,988)
Outstanding, February 29, 2024	3,074,298

The following is a summary of RSUs outstanding and exercisable as of February 29, 2024:

Expiry date	Number of RSUs outstanding	Number of RSUs exercisable
December 15, 2026	2,273,898	—
December 15, 2027	800,400	—
	3,074,298	—

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FIRST PHOSPHATE CORP.

Notes to the Financial Statements

February 29, 2024 and February 28, 2023

(Expressed in Canadian Dollars)

For the year ended February 29, 2024, the Company recorded $758,807 of share-based compensation related to the vesting of RSUs (2023 - $Nil, 2022 - $Nil).

Options

The following details the changes in outstanding options for the year ended February 29, 2024:

	Number of Options	Weighted Average Exercise Price $
Outstanding, February 28, 2021	4,650	70
Expired during the year	(4,250)	75
Outstanding, February 28, 2022	400	35
Issued during the year	6,725,000	0.28
Expired during the year	(400)	35
Exercised during the year	(500,000)	0.02
Outstanding, February 28, 2023	6,225,000	0.30
Issued during the year	4,842,000	0.51
Forfeited during the year	(1,099,000)	0.60
Cancelled during the year	(75,000)	0.23
Outstanding, February 29, 2024	9,893,000	0.37

The following is a summary of options  outstanding and exercisable as of February 29, 2024:

Expiry date	Number of options outstanding	Number of options exercisable	Exercise price $	Life remaining
June 27, 2024	25,000	25,000	0.70	0.33
September 30, 2024	183,000	183,000	0.70	0.58
February 22, 2026	3,075,000	2,306,250	0.25	1.98
February 22, 2026	2,850,000	2,137,500	0.35	1.98
September 1, 2026	750,000	187,500	0.70	2.50
December 29, 2026	310,000	—	0.40	2.83
December 29, 2028	2,700,000	—	0.40	4.83
	9,893,000	4,839,250

For the year ended February 29, 2024, the Company recorded $888,166 of share based compensation related to the vesting of options (2023 - $542,805, 2022 - $Nil). The fair value of options was determined based on the Black Scholes pricing model, with the following weighted average inputs:

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Weighted Averages	February 29, 2024	February 28, 2023	February 28, 2022
Share price	$0.41	$0.18	—
Dividend yield	Nil	Nil	—
Exercise price	$0.51	$0.18	—
Risk-free interest rate	3.58%	3.47%	—
Expected volatility	1.00	100%	—
Expected expiration	4.12	2.39	—

On March 31, 2023, an officer of the Company resigned. Of the 300,000 options issued to this consultant, 225,000 options were forfeited and 75,000 vested options were cancelled.

On June 27, 2023, a consultant engaged by the Company resigned. Of the 100,000 options issued to this consultant, 75,000 options were immediately forfeited and 25,000 have vested and are exercisable until June 27, 2024. These options were cancelled subsequent to year-end.

On September 30, 2023, an officer of the Company resigned. Of the 732,000 options issued to this consultant, 549,000 options were immediately forfeited and 183,000 have vested and are exercisable until September 30, 2024.

On February 16, 2024, a consultant was terminated, and 250,000 options issued to him were immediately forfeited.

Warrants

The following details the changes in outstanding warrants for the year ended February 29, 2024:

	Number of warrants	Weighted Average Exercise Price $
Outstanding, February 29, 2021	—	—
Issued during the year	124,224	0.32
Outstanding, February 28, 2022	124,224	0.32
Issued during the year	6,731,957	0.49
Cancelled during the year	(124,224)	0.32
Exercised during the year	(184,480)	0.25
Outstanding, February 28, 2023	6,547,477	0.49
Issued during the year	10,480,833	0.56
Exercised during the year	(65,383)	0.28
Outstanding, February 29, 2024	16,962,927	0.54

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On December 29, 2023, in consideration for the provision of a Credit Facility by members of its management team and board of directors, the Company granted 5,250,000 warrants. 2,625,000 warrants vested upon issue and are exercisable at $0.40 per common share until December 31, 2028. The remaining warrants vest by dividing the amount of any advance under the credit facility by the exercise price of the warrants. The fair value of the vested warrants was estimated to be $798,188 and was capitalized as a prepaid financing expense (See Note 8).

The 3,966,639 warrants issued as part of units are valued using the residual method, with a value of $619,537 for the year ended February 29, 2024 (2023 - $Nil, 2022 - $Nil). The fair value of the 1,264,194 finders’ warrants issued in relation to the private placements that took place during the year was estimated to be $248,900 at the grant date.

The following is a summary of warrants outstanding and exercisable as at February 29, 2024:

Expiry date	Number of warrants outstanding	Number of warrants exercisable	Exercise price $	Weighted average life remaining
August 23, 2024	80,640	80,640	0.25	0.48
December 31, 2025	10,024,498	10,024,498	0.50	1.84
April 24, 2026	1,607,789	1,607,789	1.25	2.15
December 31, 2028	5,250,000	2,625,000	0.40	4.83
Total	16,962,927	14,337,927

The fair value of finders’ and loan commitment warrants was estimated based on the Black Scholes pricing model with the following weighted average inputs:

Weighted Averages	February 29, 2024	February 28, 2023	February 28, 2022
Share price	$0.40	$0.30	—
Dividend yield	Nil	Nil	—
Exercise price	$0.43	$0.37	—
Risk-free interest rate	3.76%	3.48%	—
Expected volatility	100%	100%	—
Expected expiration	4.43	2.48	—